Credit Risk - Disclosure of Geographic Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 187,141	£ 177,297
New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	34,127	32,013
London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	47,800	45,300
London | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	8,300	8,300
Midlands and East Anglia | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	26,000	24,100
Midlands and East Anglia | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	5,300	4,700
North | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	24,800	23,500
North | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	4,700	3,800
Northern Ireland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,900	3,000
Northern Ireland | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	300	300
Scotland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,800	6,600
Scotland | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,200	1,000
South East excluding London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	59,300	56,400
South East excluding London | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	10,600	10,500
South West, Wales and other | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	19,500	18,400
South West, Wales and other | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,700	£ 3,400